Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Loss before taxes on income	$ (15,488)	$ (17,503)	$ (8,976)
Statutory tax rate	23.00%	24.00%	25.00%
Theoretical tax benefit	$ (3,562)	$ (4,201)	$ (2,244)
Increase in tax liability due to:
Unrecognized expenses	280	629	638
Losses and benefits for tax purposes for which no deferred taxes were recorded	3,282	3,572	1,606
Taxes on income